Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Financial Liabilities at Fair Value through Profit or Loss

Financial liabilities at fair value through profit or loss
	2017	2016
Trading liabilities	73,596	83,167
Non-trading derivatives	2,331	3,541
Designated at fair value through profit or loss	11,215	12,266

	87,142	98,974

Schedule of Trading Liabilities by Type

Trading liabilities by type
	2017	2016
Equity securities	601	1,975
Debt securities	5,126	4,146
Funds on deposit	41,956	37,753
Derivatives	25,913	39,293

	73,596	83,167

Summary of Non-trading Derivatives by Type

Non-trading derivatives

Non-trading derivatives by type
	2017	2016
Derivatives used in:
– fair value hedges	317	672
– cash flow hedges	339	671
– hedges of net investments in foreign operations	71	33
Other non-trading derivatives	1,604	2,165

	2,331	3,541

Summary of Designated as at Fair Value through Profit or Loss by Type

Designated as at fair value through profit or loss by type
	2017	2016
Debt securities	8,985	10,736
Funds entrusted	1,691	969
Subordinated liabilities	539	561

	11,215	12,266